UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203




            Maureen Milet     Boston, MA           February 25, 2013
            ------------      ------------         -----------------
            [Signature]       [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       13

Form 13F Information Table Value Total:                   US $60,233 (thousands)


List of Other Included Managers:

No.       Form 13F File Number    Name
1                                 Hancock Venture Partners, Inc. (formerly John
                                  Hancock Venture Capital Management)

                                                                   Shares
                                               CUSIP     Value     or Prn   SH/  Put/  Investment  Other        VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount   PRN  Call  Discretion  Manager  SOLE       SHARED  NONE
ALLIS CHALMERS CORP            COM             019645506      12      2,508   SH       SOLE                     2,508  0       0
AMR CORP                       COM             001765106      26      3,597   SH       SOLE                     3,597  0       0
COINSTAR INC.                  COM             19259P300     816     35,000   SH       SOLE                    35,000  0       0
ENERPLUS                       COM             29274D604   9,898    304,552   SH       SOLE                   304,552  0       0
HAWAIIAN HOLDINGS              COM             419879101   3,294    534,689   SH       SOLE                   534,689  0       0
LILY ELI & CO                  COM             532457108      84      1,404   SH       SOLE                     1,404  0       0
NABORS INDUSTRIES, INC.        COM             G6359F103   5,632    118,950   SH       SOLE                   118,950  0       0
NAVISTAR INTL CORP             COM             63934E108   1,190     31,997   SH       SOLE                    31,997  0       0
RANGE RESOURCES                COM             541509303   2,900    165,793   SH       SOLE                   165,793  0       0
SMITHFIELD FOODS               COM             832248108  25,878  1,035,116   SH       SOLE                 1,035,116  0       0
STEINWAY MUSICAL INST.         COM             858495104  10,476    385,153   SH       SOLE                   385,153  0       0
US AIRWAYS GROUP INC           COM             911905503      26     32,359   SH       SOLE                    32,359  0       0
WHX                            COM             929248409       0         59   SH       SOLE                        59  0       0